Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Jan. 28, 2021 USD ($)	Sep. 30, 2020 USD ($)	Oct. 29, 2019 $ / shares	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of convertible promissory notes | item						2
Provision for depreciation	$ 949,000				$ 949,000	$ 833,000	$ 460,000
Impaired related asset retirement costs				$ 1,500,000		0	2,000,000.0	$ 1,500,000
Impairment loss		$ 5,600,000				101,470,000	18,089,000	0
Impairment loss of intangible assets	572,000				653,000	71,070,000	33,230,000	73,669,000
Digital currency transaction amount received								$ 61,100,000
Share price (in dollars per share) | $ / shares				$ 0.23				$ 0.23
Inventory	23,770,000				23,770,000	6,159,000	0
Recorded impairment losses						1,500,000	200,000	$ 3,000,000.0
Impairment of equity method investments						7,864,000	16,650,000	13,100,000
Impairment losses right of use assets						100,000	6,300,000	0
Warranty liability	600,000				600,000	500,000
Foreign currency translation adjustments				$ (100,000)		(200,000)	100,000	(100,000)
Escrow trust balances						21,400,000	0
Advertising and marketing costs						2,300,000	200,000	24,394
Interest or penalties of uncertain tax positions						0	0	0
Operating right of use assets	17,740,000				17,740,000	12,827,000	155,000
Lease liabilities	$ 17,564,000				$ 17,564,000	12,733,000	100,000
Various Acquisitions
Summary Of Significant Accounting Policies [Line Items]
Impairment loss of intangible assets						50,600,000	20,400,000	5,700,000
New York City Headquarter
Summary Of Significant Accounting Policies [Line Items]
Lease liabilities										$ 6,400,000
Impairment loss			$ 5,300,000			100,000
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Fintech Village
Summary Of Significant Accounting Policies [Line Items]
Sale of discontinued operation						2,800,000			$ 2,800,000
Incurred commissions and fees						$ 200,000			$ 200,000
Digital Currency
Summary Of Significant Accounting Policies [Line Items]
Impairment loss of intangible assets				$ 61,100,000
Digital currency transaction amount received								8,300,000
ASU 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Summary Of Significant Accounting Policies [Line Items]
Operating right of use assets												$ 3,600,000
Lease liabilities												$ 3,700,000
Minimum | Digital Currency
Summary Of Significant Accounting Policies [Line Items]
Share price (in dollars per share) | $ / shares											$ 17.00
Maximum | Digital Currency
Summary Of Significant Accounting Policies [Line Items]
Share price (in dollars per share) | $ / shares											$ 1.84
Furniture and office equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment						3 years
Furniture and office equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment						10 years
Vehicles | Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment						3 years
Vehicles | Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment						5 years
Electronic equipment
Summary Of Significant Accounting Policies [Line Items]
Useful life of property and equipment						5 years
Fintech Village
Summary Of Significant Accounting Policies [Line Items]
Provision for depreciation						$ 0
Impairment of assets							$ 3,300,000	$ 2,300,000